Revenue (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Rendering of services
Service revenue	[1]	₨ 21,718,351		₨ 20,449,123	₨ 18,230,837
Installation service revenue		317,395		676,658	1,409,309
Revenue from rendering of services		22,035,746	$ 299,787	21,125,781	19,640,146
Sale of products		2,283,796	31,070	1,826,286	1,906,739
Revenue		₨ 24,319,542	$ 330,857	₨ 22,952,067	₨ 21,546,885

[1]	Revenue from operating leases amount to ₹ Nil (March 31, 2021), ₹ Nil (March 31, 2020) and ₹ 19,983 (March 31, 2019)